Income Taxes (Schedule of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate									$ 180	$ (62)	$ (83)
Income Tax Reconciliation, Change in Deferred Tax Assets Valuation Allowance									(1,022)	49	175
Income Tax Reconciliation, State and Local Income Taxes									(34)	22	(16)
Income Tax Reconciliation, Foreign Capital Loss									(45)	0	0
Income Tax Reconciliation, Changes in Unrecognized Tax Benefits									(6)	(7)	(15)
Income Tax Reconciliation, Foreign Income Tax Rate Differential									9	30	(21)
Income Tax Reconciliation, Equity in Earnings (Losses) of Unconsolidated Subsidiary									12	9	4
Income Tax Reconciliation, Other Adjustments									50	1	53
Income tax expense (benefit) from continuing operations	$ (887)	$ 46	$ (16)	$ 1	$ 14	$ 10	$ 8	$ 10	$ (856)	$ 42	$ 97